UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21346

Name of Fund: BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Muni
New York Intermediate Duration Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock Muni New York Intermediate Duration Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 123.7%
Corporate - 6.2%	New York City, New York, City IDA, Special Facility Revenue Bonds
	(1990 American Airlines Inc. Project), AMT, 5.40%, 7/01/20	$ 1,500	$ 577,500
	New York City, New York, City IDA, Special Facility Revenue
	Bonds (British Airways Plc Project), AMT, 7.625%, 12/01/32	1,000	672,540
	New York City, New York, City IDA, Special Facility Revenue Bonds
	(Continental Airlines Inc. Project), AMT, 8.375%, 11/01/16	1,000	689,470
	New York City, New York, City IDA, Special Facility Revenue
	Refunding Bonds (Terminal One Group Association Project),
	AMT, 5.50%, 1/01/24	1,000	882,940
	New York State Energy Research and Development Authority, Gas
	Facilities Revenue Refunding Bonds (Brooklyn Union Gas
	Company/Keyspan), AMT, Series A, 4.70%, 2/01/24 (a)	500	451,725
			3,274,175
County/City/Special	New York City, New York, City IDA, PILOT Revenue Bonds
District/School District -	(Queens Baseball Stadium Project), 5%, 1/01/31 (b)	2,000	1,690,580
25.0%	New York City, New York, City Transitional Finance Authority, Building
	Aid Revenue Bonds, Series S-1, 5%, 1/15/23	575	585,097
New York City, New York, City Transitional Finance Authority, Building
	Aid Revenue Bonds, Series S-1, 5%, 7/15/24 (a)(c)	1,000	1,003,670
	New York City, New York, GO, Series D1, 5.125%, 12/01/23	1,500	1,545,840
	New York City, New York, GO, Series J, 5.50%, 6/01/13 (d)	2,710	3,138,858
	New York City, New York, GO, Series J, 5.25%, 5/15/18 (c)	1,500	1,589,025
	New York City, New York, GO, Series J, 5.50%, 6/01/21	290	301,008
	New York City, New York, GO, Sub-Series F-1, 5%, 9/01/22 (e)	1,000	1,016,920
	New York City, New York, GO, Sub-Series I-1, 5.50%, 4/01/21	1,500	1,623,015
	New York City, New York, GO, Sub-Series I-1, 5.125%, 4/01/25	750	766,358
			13,260,371
Education - 6.5%	Dutchess County, New York, IDA, Civic Facility Revenue
	Refunding Bonds (Bard College), Series A-1, 5%, 8/01/22	750	750,442
	New York City, New York, City IDA, Civic Facility Revenue Refunding
	Bonds (Polytechnic University), 4.70%, 11/01/22 (f)	1,000	827,990
	New York City, New York, IDA, Civic Facility Revenue Bonds (Lycee
	Francais de New York Project), Series A, 5.50%, 6/01/15 (f)	500	475,645
New York City, New York, Trust for Cultural Resources Revenue Bonds
	(Museum of American Folk Art), 6.125%, 7/01/30 (f)	500	366,830
	Schenectady, New York, IDA, Civic Facility Revenue Refunding
	Bonds (Union College Project), 5%, 7/01/26	1,000	1,009,530
			3,430,437
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
GO	General Obligation Bonds	PILOT	Payment in Lieu of Taxes

BlackRock Muni New York Intermediate Duration Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Health - 27.5%	Dutchess County, New York, IDA, Civic Facility Revenue Bonds
	(Saint Francis Hospital), Series B, 7.25%, 3/01/19	$ 385	$ 355,328
	Erie County, New York, IDA, Life Care Community Revenue
	Bonds (Episcopal Church Home), Series A, 5.875%, 2/01/18	1,850	1,592,350
Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds
	(United Memorial Medical Center Project), 4.75%, 12/01/14	390	350,645
	New York City, New York, City IDA, Civic Facility Revenue
	Bonds (PSCH Inc. Project), 6.20%, 7/01/20	1,415	1,164,984
	New York State Dormitory Authority, Non-State Supported
	Debt Revenue Bonds (New York University Hospitals Center),
	Series B, 5.25%, 7/01/24	500	399,040
	New York State Dormitory Authority, Non-State Supported
	Debt, Revenue Refunding Bonds (Mount Sinai-NYU Medical
	Center Health System), Series A, 6.50%, 7/01/10 (d)	330	352,935
	New York State Dormitory Authority, Non-State Supported
	Debt, Revenue Refunding Bonds (Mount Sinai-NYU Medical
	Center Health System), Series A, 6.625%, 7/01/18	340	348,871
	New York State Dormitory Authority, Non-State Supported
	Debt, Revenue Refunding Bonds (New York University Hospital
	Center), Series A, 5%, 7/01/16	1,130	1,044,346
	New York State Dormitory Authority Revenue Bonds (North
	Shore - Long Island Jewish Health System), 5%, 5/01/13	1,500	1,597,035
	New York State Dormitory Authority Revenue Bonds (Winthrop
	S. Nassau University), 5.50%, 7/01/11	1,735	1,750,008
New York State Dormitory Authority, Revenue Refunding Bonds (Lenox
	Hill Hospital Obligation Group), 5.75%, 7/01/17	1,305	1,143,271
	Saratoga County, New York, IDA, Civic Facility Revenue Bonds (The
	Saratoga Hospital Project), Series B, 5%, 12/01/22	500	441,220
	Saratoga County, New York, IDA, Civic Facility Revenue
	Refunding Bonds (The Saratoga Hospital Project), Series A,
	4.375%, 12/01/13 (g)	365	355,302
	Saratoga County, New York, IDA, Civic Facility Revenue
	Refunding Bonds (The Saratoga Hospital Project), Series A,
	4.50%, 12/01/14 (g)	380	366,837
	Saratoga County, New York, IDA, Civic Facility Revenue
	Refunding Bonds (The Saratoga Hospital Project), Series A,
	4.50%, 12/01/15 (g)	395	375,519
	Suffolk County, New York, IDA, Continuing Care and
	Retirement, Revenue Refunding Bonds (Jeffersons Ferry
	Project), 4.625%, 11/01/16	800	677,416
	Tompkins County, New York, IDA, Care Community Revenue
	Refunding Bonds (Kendal at Ithaca), Series A-2, 5.75%,
	7/01/18	250	249,978
Tompkins County, New York, IDA, Care Community Revenue Refunding
	Bonds (Kendal at Ithaca), Series A-2, 6%, 7/01/24	1,000	951,200

2

BlackRock Muni New York Intermediate Duration Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Westchester County, New York, IDA, Civic Facility Revenue
	Bonds (Special Needs Facilities Pooled Program), Series D-1,
	6.80%, 7/01/19	$ 515	$ 434,238
Yonkers, New York, IDA, Revenue Bonds (Sacred Heart Associates, LP
	Project), AMT, Series A, 4.80%, 10/01/26 (h)	750	669,780
			14,620,303
Housing - 13.8%	New York City, New York, City Housing Development
	Corporation, Presidential Revenue Bonds (The Animal Medical
	Center), Series A, 5.50%, 12/01/33	1,615	1,566,243
	New York State Mortgage Agency, Homeowner Mortgage
	Revenue Bonds, AMT, Series 130, 4.75%, 10/01/30	2,500	2,211,625
	New York State Mortgage Agency, Homeowner Mortgage
	Revenue Bonds, AMT, Series 143, 4.85%, 10/01/27	500	460,680
	New York State Mortgage Agency, Homeowner Mortgage Revenue
	Refunding Bonds, AMT, Series 133, 4.95%, 10/01/21	1,000	995,370
	New York State Urban Development Corporation Revenue Bonds,
	Subordinate Lien, Corporation Purpose, Series A, 5.125%, 7/01/19	2,000	2,094,520
			7,328,438
State - 19.7%	New York State Dormitory Authority, Non-State Supported
	Debt, Lease Revenue Bonds (Municipal Health Facilities
	Improvement Program), Sub-Series 2-4, 5%, 1/15/27	600	599,256
	New York State Dormitory Authority, State Personal Income
	Tax Revenue Bonds (Education), Series F, 5%, 3/15/30	1,290	1,308,279
	New York State Dormitory Authority, Supported Debt Revenue
	Refunding Bonds (Department of Health), Series A, 5%, 7/01/25 (i)	1,500	1,513,365
	New York State Municipal Bond Bank Agency, Special School
	Purpose Revenue Bonds, Series C, 5.25%, 12/01/18	2,000	2,130,100
New York State Thruway Authority, Second General Highway and Bridge
	Trust Fund Revenue Bonds, Series A, 5%, 4/01/22 (b)	1,000	1,046,840
	New York State Thruway Authority, Second General
	Highway and Bridge Trust Fund, Revenue Refunding Bonds,
	Series A-1, 5%, 4/01/22	1,000	1,063,320
	New York State Urban Development Corporation, Personal
	Income Tax Revenue Bonds, Series A-1, 5%, 12/15/18	660	729,769
	New York State Urban Development Corporation, Personal
	Income Tax Revenue Bonds, Series A-1, 5%, 3/15/24 (a)(c)	485	498,177
	New York State Urban Development Corporation, Service
	Contract Revenue Refunding Bonds, Series B, 5%, 1/01/21	1,500	1,576,470
			10,465,576
Tobacco - 1.9%	Tobacco Settlement Financing Corporation of New York
	Revenue Bonds, Series C-1, 5.50%, 6/01/22	1,000	1,019,370
Transportation - 13.7%	Metropolitan Transportation Authority, New York, Dedicated Tax
	Fund Revenue Bonds, Series A, 5%, 11/15/24 (c)	2,000	2,021,240
Metropolitan Transportation Authority, New York, Dedicated Tax Fund
	Revenue Bonds, Series B, 5.25%, 11/15/25	750	780,165

BlackRock Muni New York Intermediate Duration Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Metropolitan Transportation Authority, New York, Revenue
	Bonds, Series B, 5.25%, 11/15/19 (c)	$ 860	$ 925,093
	Metropolitan Transportation Authority, New York, Revenue
	Refunding Bonds, Series A, 5%, 11/15/25 (a)(c)	3,500	3,521,350
			7,247,848
Utilities - 9.4%	Long Island Power Authority, New York, Electric System
	Revenue Refunding Bonds, Series A, 5.50%, 4/01/24	875	930,667
	Long Island Power Authority, New York, Electric System
	Revenue Refunding Bonds, Series D, 5%, 9/01/25 (c)	4,000	4,046,240
			4,976,907
	Total Municipal Bonds in New York		65,623,425
Guam - 3.3%
Transportation - 1.8%	A.B. Won Guam International Airport Authority, General Revenue
	Refunding Bonds, AMT, Series C, 5.25%, 10/01/22 (c)	1,000	943,980
Utilities - 1.5%	Guam Government Waterworks Authority, Water and Wastewater
	System, Revenue Refunding Bonds, 6%, 7/01/25	1,000	817,850
	Total Municipal Bonds in Guam		1,761,830
Puerto Rico - 18.4%
Education - 0.8%	Puerto Rico Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Revenue Bonds (University
	Plaza Project), Series A, 5%, 7/01/33 (c)	500	433,160
Housing - 3.8%	Puerto Rico Housing Financing Authority, Capital Funding Program,
	Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	2,000	2,015,740
State - 4.0%	Puerto Rico Commonwealth, Public Improvement, GO, Series A,
	5.25%, 7/01/16 (d)	615	733,812
	Puerto Rico Municipal Finance Agency, GO, Series A, 5.25%,
	8/01/25	1,000	893,110
Puerto Rico Public Buildings Authority, Government Facilities Revenue
	Refunding Bonds, Series M-3, 6%, 7/01/28 (c)(j)	500	489,920
			2,116,842
Transportation - 9.8%	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Bonds, Series Y, 6.25%, 7/01/21 (k)	3,000	3,217,260
	Puerto Rico Commonwealth Highway and Transportation
	Authority, Subordinate Transportation Revenue Bonds, 5.75%,
	7/01/21 (a)	2,000	1,963,820
			5,181,080
	Total Municipal Bonds in Puerto Rico		9,746,822
U.S. Virgin Islands - 3.0%
Corporate - 1.3%	Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
	(Hovensa Coker Project), AMT, 6.50%, 7/01/21	500	392,145
	Virgin Islands Public Finance Authority, Refinery Facilities
	Revenue Bonds (Hovensa Refinery), AMT, 4.70%, 7/01/22	500	309,295
			701,440

BlackRock Muni New York Intermediate Duration Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
State - 1.7%	Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds
	(Matching Fund Loan Note), Series A, 5.25%, 10/01/24	$ 1,000	$ 902,810
	Total Municipal Bonds in U.S. Virgin Islands		1,604,250
	Total Municipal Bonds - 148.4%		78,736,327
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (l)
New York - 3.5%
County/City/Special	Erie County, New York, IDA, School Facility Revenue Bonds
District/School District -	(City of Buffalo Project), 5.75%, 5/01/24 (k)	1,839	1,862,837
3.5%
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 3.5%		1,862,837
	Total Long-Term Investments
	(Cost - $84,221,725) - 151.9%		80,599,164
	Short-Term Securities	Shares
Money Market	CMA New York Municipal Money Fund, 0.18% (m)(n)	1,837,448	1,837,448
Fund - 3.5%
	Total Short-Term Securities
	(Cost - $1,837,448) - 3.5%		1,837,448
	Total Investments (Cost - $86,059,173*) - 155.4%		82,436,612
	Other Assets Less Liabilities - 3.1%		1,617,162
	Liability for Trust Certificates, Including Interest Expense
	and Fees Payable - (2.6)%		(1,385,038)
	Preferred Shares, at Redemption Value - (55.9)%		(29,630,909)
	Net Assets Applicable to Common Shares - 100.0%		$53,037,827

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$84,693,643
Gross unrealized appreciation	$1,063,766
Gross unrealized depreciation	(4,699,898)
Net unrealized depreciation	$(3,636,132)

(a) FGIC Insured.
(b) AMBAC Insured.

(c) NPFGC Insured.

(d) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e) XL Capital Insured.

(f) ACA Insured.

(g) Radian Insured.

(h) SONYMA Insured.

(i) CIFG Insured.

(j) Commonwealth Guaranteed.

(k) FSA Insured.

(l) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BlackRock Muni New York Intermediate Duration Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)

(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA New York Municipal Money Fund	318,089	$18,730

(n) Represents the current yield as of report date.

• Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund's investments:

	Valuation	Investments in
	Inputs	Securities
		Assets
Level 1		$1,837,448
Level 2		80,599,164
Level 3		-
Total		$82,436,612

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 19, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 19, 2009